Note 14 - Trade Receivables, Other Receivables and Prepayments - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables		$ 18,152	$ 39,981
Unbilled receivables		10,658	9,390
Total		28,809	49,371
VAT		1,218	1,232
Deposit in restricted escrow account			52,878
Other		4,532	4,078
Total		10,750	59,112
Prepaid expenses	[1]	9,061	25,809
Total		9,061	25,809
Otello Corporation ASA [member]
Statement Line Items [Line Items]
Receivables due from related parties			924
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Receivables due from related parties	[2]	$ 5,000

[1]	As of year-end 2020, the total amount of trade receivables due from Powerbets, which was a joint venture until its disposal, was US$ nil ( December 31, 2019: US$6,579 thousand).
[2]	The receivable due from OPay is the consideration for the sale of Blue Ridge Microfinance Bank. See Note 26 additional information.